Business Combinations (Detail Textual 3) (USD $)				0 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 04, 2012 Apex	Jul. 31, 2012 Apex	Dec. 31, 2012 Apex
Business Acquisition [Line Items]
Working capital adjustment				$ 412,000	$ 76,414
Due from related party	$ 195,000	$ 202,000				$ 201,000